Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Summary of Premises and Equipment

	March 31,
	2014	2013
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,043	7,027
Furnishings and equipment	3,023	3,168
Leasehold improvements	599	593

	14,226	14,349
Accumulated depreciation and amortization	(6,829)	(6,508)

	$7,397	$7,841

Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements

At March 31, 2014, the minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2015	$462
2016	367
2017	338
2018	300
2019	208
2020 & After	145

$1,820